Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

April 30, 2019

AFTF-QTLY-0619
1.800330.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Communications Equipment - 2.4%
Communications Equipment - 2.4%
Arista Networks, Inc. (a)	18,400	$5,746,136
Cisco Systems, Inc.	591,313	33,083,962
F5 Networks, Inc. (a)	20,036	3,143,648
Motorola Solutions, Inc.	54,900	7,955,559
		49,929,305
Electronic Equipment & Components - 2.3%
Electronic Components - 0.9%
Amphenol Corp. Class A	102,101	10,165,176
Corning, Inc.	275,272	8,767,413
		18,932,589
Electronic Equipment & Instruments - 0.6%
Keysight Technologies, Inc. (a)	62,125	5,406,739
Trimble, Inc. (a)	81,436	3,324,218
Zebra Technologies Corp. Class A (a)	18,600	3,927,204
		12,658,161
Electronic Manufacturing Services - 0.5%
TE Connectivity Ltd.	118,300	11,315,395
Technology Distributors - 0.3%
CDW Corp.	50,800	5,364,480

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		48,270,625

Entertainment - 2.8%
Movies & Entertainment - 2.8%
Netflix, Inc. (a)	160,766	59,570,234
Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. Class C (b)(c)	1,469,829	9,039,448
Interactive Media & Services - 1.9%
Interactive Media & Services - 1.9%
Alphabet, Inc. Class C (a)	34,155	40,592,534
Internet & Direct Marketing Retail - 2.9%
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (a)	11,200	21,577,024
eBay, Inc.	524,300	20,316,625
Meituan Dianping Class B	2,842,799	20,655,663
		62,549,312
IT Services - 21.1%
Data Processing & Outsourced Services - 16.6%
Alliance Data Systems Corp.	16,100	2,577,610
Automatic Data Processing, Inc.	148,485	24,409,449
Broadridge Financial Solutions, Inc.	38,516	4,549,895
Fidelity National Information Services, Inc.	112,391	13,029,489
First Data Corp. Class A (a)	160,985	4,163,072
Fiserv, Inc. (a)	138,000	12,039,120
FleetCor Technologies, Inc. (a)	29,600	7,724,120
Global Payments, Inc.	55,900	8,165,313
Jack Henry & Associates, Inc.	25,508	3,802,222
MasterCard, Inc. Class A	306,000	77,797,440
Paychex, Inc.	109,313	9,216,179
PayPal Holdings, Inc. (a)	374,100	42,187,257
Square, Inc. (a)	106,600	7,762,612
The Western Union Co.	146,759	2,852,995
Total System Services, Inc.	58,453	5,976,235
Visa, Inc. Class A	719,416	118,293,573
Worldpay, Inc. (a)	102,400	12,002,304
		356,548,885
Internet Services & Infrastructure - 2.0%
Akamai Technologies, Inc. (a)	56,000	4,483,360
GoDaddy, Inc. (a)	59,300	4,832,950
MongoDB, Inc. Class A (a)(d)	118,900	16,755,388
Okta, Inc. (a)	91,200	9,487,536
VeriSign, Inc. (a)	36,857	7,277,415
		42,836,649
IT Consulting & Other Services - 2.5%
Accenture PLC Class A	213,111	38,928,986
DXC Technology Co.	98,700	6,488,538
Gartner, Inc. (a)	30,133	4,790,243
Leidos Holdings, Inc.	41,660	3,061,177
		53,268,944

TOTAL IT SERVICES		452,654,478

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	387,462	385,556
Road & Rail - 0.3%
Trucking - 0.3%
Lyft, Inc. (d)	11,700	699,660
Lyft, Inc.	116,442	6,266,908
		6,966,568
Semiconductors & Semiconductor Equipment - 15.0%
Semiconductor Equipment - 3.2%
Applied Materials, Inc.	731,500	32,237,205
ASML Holding NV (Netherlands)	35,800	7,450,040
KLA-Tencor Corp.	52,200	6,654,456
Lam Research Corp.	106,100	22,008,323
SunEdison, Inc. (a)(c)	500	0
		68,350,024
Semiconductors - 11.8%
Advanced Micro Devices, Inc. (a)	324,000	8,952,120
Analog Devices, Inc.	124,900	14,518,376
Broadcom, Inc.	142,555	45,389,512
Intel Corp.	595,751	30,407,131
Marvell Technology Group Ltd.	596,561	14,925,956
Microchip Technology, Inc.	79,100	7,901,299
Micron Technology, Inc. (a)	397,000	16,697,820
NVIDIA Corp.	193,250	34,978,250
ON Semiconductor Corp. (a)	135,415	3,122,670
Qorvo, Inc. (a)	46,300	3,500,743
Qualcomm, Inc.	472,750	40,717,958
Skyworks Solutions, Inc.	59,400	5,237,892
Texas Instruments, Inc.	232,669	27,415,388
		253,765,115

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		322,115,139

Software - 31.8%
Application Software - 12.6%
Adobe, Inc. (a)	238,316	68,932,903
ANSYS, Inc. (a)	26,080	5,106,464
Atlassian Corp. PLC (a)	70,900	7,809,635
Autodesk, Inc. (a)	74,400	13,258,824
Cadence Design Systems, Inc. (a)	93,878	6,513,256
Citrix Systems, Inc.	45,300	4,573,488
Intuit, Inc.	126,300	31,708,878
Nutanix, Inc.:
Class A (a)	398,300	17,202,577
Class B (a)(e)	39,963	1,726,002
Parametric Technology Corp.(a)	247,550	22,395,849
Salesforce.com, Inc. (a)	341,319	56,437,097
Splunk, Inc. (a)	46,100	6,363,644
SS&C Technologies Holdings, Inc.	183,800	12,435,908
Synopsys, Inc. (a)	49,531	5,997,213
Workday, Inc. Class A (a)	50,100	10,302,063
		270,763,801
Systems Software - 19.2%
Fortinet, Inc. (a)	47,323	4,420,915
Microsoft Corp.	2,750,600	359,228,360
Palo Alto Networks, Inc. (a)	31,800	7,912,794
Red Hat, Inc. (a)	60,500	11,043,065
ServiceNow, Inc. (a)	59,700	16,209,147
Symantec Corp.	207,200	5,016,312
Tableau Software, Inc. (a)	23,500	2,862,535
VMware, Inc. Class A	25,143	5,132,441
		411,825,569

TOTAL SOFTWARE		682,589,370

Technology Hardware, Storage & Peripherals - 17.7%
Technology Hardware, Storage & Peripherals - 17.7%
Apple, Inc.	1,760,429	353,265,287
HP, Inc.	549,100	10,954,545
NetApp, Inc.	91,400	6,658,490
Seagate Technology LLC	90,000	4,348,800
Western Digital Corp.	96,500	4,933,080
		380,160,202
TOTAL COMMON STOCKS
(Cost $1,585,855,289)		2,114,822,771

Convertible Preferred Stocks - 0.5%
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (b)(c)	94,300	2,045,018
Road & Rail - 0.4%
Trucking - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	232,064	9,816,307
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,645,038)		11,861,325

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.49% (f)	19,599,568	19,603,488
Fidelity Securities Lending Cash Central Fund 2.49% (f)	9,957,642	9,958,637
TOTAL MONEY MARKET FUNDS
(Cost $29,562,125)		29,562,125
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,621,062,452)		2,156,246,221
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(11,023,342)
NET ASSETS - 100%		$2,145,222,879

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,900,773 or 1.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,726,002 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
Reddit, Inc. Series D	2/4/19	$2,045,018
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$638,469
Fidelity Securities Lending Cash Central Fund	1,556,814
Total	$2,195,283

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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